Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary Shares Class A		Ordinary Shares Class B	Treasury shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total Company’s shareholders' (deficit) equity	Non-controlling interests	Total
Balance at Dec. 31, 2022		$ 3		$ 5		$ 95,764	$ (99,580)	$ (1,476)	$ (5,284)	$ 42,060	$ 36,776
Balance (in Shares) at Dec. 31, 2022		30,371,435	[1]	49,628,565
Net (loss)/profit							(3,379)		(3,379)	4,515	1,136
Adoption of ASC326							(241)		(241)	(266)	(507)
Reverse recapitalization	[2]					(2,506)			(2,506)		(2,506)
Reverse recapitalization (in Shares)	[2]	2,743,010	[1]
Conversion of Public Rights	[2]
Conversion of Public Rights (in Shares)	[2]	610,000	[1]
Equity financing through Private Placement		$ 1				21,736			21,737		21,737
Equity financing through Private Placement (in Shares)		2,173,657	[1]
Shares issued to Trans Asia	[2]
Shares issued to Trans Asia (in Shares)	[2]	160,000	[1]
Offering costs in the Business Combination						(910)			(910)		(910)
Share-based compensation										776	776
Foreign currency translation								(167)	(167)	(2,447)	(2,614)
Balance at Jun. 30, 2023		$ 4		$ 5		114,084	(103,200)	(1,643)	9,250	44,638	53,888
Balance (in Shares) at Jun. 30, 2023		36,058,102	[1]	49,628,565
Balance at Dec. 31, 2023		$ 4		$ 5		144,160	(126,724)	(1,367)	16,078	51,912	67,990
Balance (in Shares) at Dec. 31, 2023		40,076,493	[1]	49,628,565	(200,000)
Net (loss)/profit							(62,583)		(62,583)	2,443	(60,140)
Share-based compensation		$ 1				62,039			62,040	745	62,785
Share-based compensation (in Shares)		8,800,000	[1]
Foreign currency translation								84	84	(1,279)	(1,195)
Balance at Jun. 30, 2024		$ 5		$ 5		$ 206,199	$ (189,307)	$ (1,283)	$ 15,619	$ 53,821	$ 69,440
Balance (in Shares) at Jun. 30, 2024		48,876,493	[1]	49,628,565	(200,000)

[1]	Shares as of December 31, 2022 are related to the reverse recapitalization on May 17, 2023 for the business combination and presented on a retroactive basis to reflect the reverse recapitalization.
[2]	The amounts of Class A Ordinary Shares were less than one thousand dollars.